The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for EGShares Beyond BRICs ETF, EGShares EM Core ex-China ETF, EGShares EM Quality Dividend ETF, EGShares EM Strategic Opportunities ETF, EGShares Emerging Markets Consumer ETF, EGShares Emerging Markets Core ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF and EGShares India Small Cap ETF filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 1, 2016 (Accession No. 0001193125-16-698990), which is incorporated herein by reference.